Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Cash and due from banks, allowance for credit loss	$ 18	$ 29
Interest-bearing deposits with banks, allowance for credit losses	2	4
Restricted cash, interest-bearing deposits in banks and other financial institutions	3,420	6,499
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Debt securities, held-to-maturity, fair value	44,711	49,992
Debt securities, available-for-sale, amortized cost, net	80,678	92,484
Debt securities, available-for-sale, allowance for credit loss	1	1
Other assets, allowance for credit loss on accounts receivable	3	4
Other assets, fair value	1,261	971
Allowance for credit losses on lending related commitments	87	78
Other liabilities, fair value	$ 195	$ 221
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	43,826	48,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,402,429,447	1,395,725,198
Treasury stock, common, shares (in shares)	643,085,355	587,280,598